Short-term borrowings - Short-term borrowings interest payable on monthly or quarterly basis and principal due upon maturity or installments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings
Short term borrowings	¥ 8,150	$ 1,124	¥ 3,169
Loan 1 | Industrial &Commercial Bank of China ("ICBC")
Short-term borrowings
Maturity date	Oct. 17, 2023
Short term borrowings	¥ 1,200
Interest rate per annum	3.00%	3.00%
Name of bank	Industrial &Commercial Bank of China (“ICBC”)
Loan 2 | Industrial &Commercial Bank of China ("ICBC")
Short-term borrowings
Maturity date	Nov. 08, 2023
Short term borrowings	¥ 1,000
Interest rate per annum	2.80%	2.80%
Name of bank	Industrial &Commercial Bank of China (“ICBC”)
Loan 3 | China CITIC Bank
Short-term borrowings
Maturity date	Jun. 06, 2024
Short term borrowings	¥ 920
Interest rate per annum	4.05%	4.05%
Name of bank	China CITIC Bank
Loan 4 | Bank of Beijing
Short-term borrowings
Maturity date	Jun. 12, 2024
Short term borrowings	¥ 2,000
Interest rate per annum	4.02%	4.02%
Name of bank	Bank of Beijing
Loan 5 | Bank of Beijing
Short-term borrowings
Maturity date	Jun. 21, 2024
Short term borrowings	¥ 2,000
Interest rate per annum	4.03%	4.03%
Name of bank	Bank of Beijing
Loan 6 | Shenzhen Qianhai Weizhong Bank corporation
Short-term borrowings
Maturity date	Jun. 21, 2024
Short term borrowings	¥ 458
Interest rate per annum	5.40%	5.40%
Name of bank	Shenzhen Qianhai Weizhong Bank corporation
Loan 7 | Shenzhen Qianhai Weizhong Bank corporation
Short-term borrowings
Maturity date	Jun. 21, 2024
Short term borrowings	¥ 572
Interest rate per annum	5.40%	5.40%
Name of bank	Shenzhen Qianhai Weizhong Bank corporation